Capital Structure (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Jul. 15, 2024 USD ($) $ / shares shares	Jul. 11, 2024 Right $ / shares shares	Jun. 11, 2024 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Preferred Shares [Abstract]
Preferred share stated amount (in dollars per share) | $ / shares				$ 0.001	$ 0.001
Accumulated dividends on Series A Preferred Shares | $				$ (977)	$ 0	$ 0
Distributions [Abstract]
Dividends distributed | $				$ (239)	$ (3,307)	$ (2,638)
Common stock dividends paid (in dollars per share) | $ / shares				$ 6.6	$ 661.35	$ 527.48
Returned additional paid-in capital | $				$ 3,000
Rights Agreement [Member]
Rights Agreement [Abstract]
Number of rights with each common share | Right		1
Beneficial ownership percentage		10.00%
Threshold beneficial ownership percentage by passive institutional investor		15.00%
Warrants and rights maturity date		Jul. 11, 2034
Common Stock [Member]
Initial Public Offering [Abstract]
Number of shares issued by initial public offering (in shares)	31,250			31,250
Initial public offering (in dollars per share) | $ / shares	$ 160
Gross proceeds from initial public offering | $	$ 5,000
Preferred Shares [Abstract]
Shares issued on acquisition (in shares)			5,000
Common Stock [Member] | First Representative's Warrant [Member]
First Representative's Warrant [Abstract]
Warrant exercise price (in dollars per share) | $ / shares	$ 176
Common Stock [Member] | First Representative's Warrant [Member] | Maximum [Member]
Rights Agreement [Abstract]
Class of warrant or right, number of securities called by each right (in shares)	2,000
First Representative's Warrant [Abstract]
Number of warrant (in shares)	2,000
Series A Preferred Shares [Member]
Preferred Shares [Abstract]
Shares issued on acquisition (in shares)				15,000
Preferred share stated amount (in dollars per share) | $ / shares				$ 1,000
Consecutive trading days				5 days
Dividend rate				9.00%
Dividends declared and paid on Preferred Stock | $				$ 0
Accumulated dividends on Series A Preferred Shares | $				$ (977)
Series A Preferred Shares [Member] | Maximum [Member]
Preferred Shares [Abstract]
Non-payment or payment in kind dividend rate (in dollars per share)				1.33
Series A Preferred Shares [Member] | Minimum [Member]
Preferred Shares [Abstract]
Non-payment or payment in kind dividend rate (in dollars per share)				1.3
Series A Preferred Shares [Member] | Common Stock [Member]
Preferred Shares [Abstract]
Conversion price (in dollars per share) | $ / shares				$ 240
Series B Preferred Shares [Member]
Preferred Shares [Abstract]
Shares issued on acquisition (in shares)			1,500,000
Voting power of each preferred share in number of common shares (in shares)			1,000
Preferred shares voting power			1,000
Series C Preferred Stock [Member] | Rights Agreement [Member]
Rights Agreement [Abstract]
Class of warrant or right, number of securities called by each right (in shares)		0.001
First Representative's Warrant [Abstract]
Number of warrant (in shares)		0.001
Warrant exercise price (in dollars per share) | $ / shares		$ 1,000